Organization and Business	12 Months Ended
Dec. 31, 2025
Organization and Business [Abstract]
Organization and Business
1.	Organization and Business

One and one Green Technologies. INC (“One and one Cayman”) was incorporated in the Cayman Islands on April 17, 2024. On May 29, 2024, One and one Cayman established One and one International HK Limited (“One and One HK”), a wholly-owned subsidiary, as an investment holding company. One and one Cayman, through its subsidiary and two variable interest entities (“VIE”) (collectively, the “Company”), is primarily engaged in recycling, production, and trading of recycled scrap metals in the Republic of Philippines (the “Philippines”).

Reorganization

In preparation for its listing, a reorganization of the Company’s legal structure (the “Reorganization”) was completed on June 10, 2024. The Reorganization involved formation of One and one Cayman and One and one HK; and execution of a series of Contractual Arrangements between One and one HK and each of the shareholders of Yoda Metal and Crafts Trading and Services Corp. (“Yoda Metal”) and DL Metal Corporation (“DL Metal”), thereby establishing a VIE structure (Refer to Note 3 for details).

As a result of the Reorganization, One and one Cayman became the ultimate holding company of Yoda Metal and DL Metal through contractual agreements, rather than direct ownership. This Reorganization is considered a recapitalization under common control of the same group of shareholders before and after the reorganization. Therefore, the consolidation of One and one Cayman, its subsidiary, and the VIEs has been accounted for at historical cost and presented as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

Information of One and one Cayman’s consolidated subsidiary and the VIEs are summarized as follows:

Name of entity	Date of incorporation	Ownership	Place of incorporation	Principle business activities
One and one HK	May 29, 2024	100%	Hong Kong, SAC	Investment Holding
Yoda Metal	March 20, 2014	Contractual Arrangement	Republic of the Philippines	Manufacturing and trading
DL Metal	March 3, 2022	Contractual Arrangement	Republic of the Philippines	Manufacturing and trading